Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (117,320)	$ (55,005)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,851	9,339
Stock compensation expense	32,557	4,218
Amortization of inventory step-up	616
Loss on disposal of assets	156	1,473
Loss on debt extinguishment	496
Amortization of debt issuance costs and discount	1,546
Noncash lease expense	2,010	1,533
Noncash expense associated with liability-classified warrants	15,294	2,615
Deferred income taxes	(9,979)	(713)
Changes in operating assets and liabilities:
Accounts receivable	(7,789)	(522)
Contract assets	1,816	5,019
Inventories	(12,688)	(11,260)
Prepaids and other current assets	(10,504)	(2,375)
Other non-current assets	(4,548)
Trade payables	(4,517)	(1,603)
Accrued expenses	3,074	4,104
Employee benefits payables	(326)	1,538
Contract liabilities	28,057	15,921
Other current liabilities	838	(832)
Non-current lease liabilities	(1,801)	(965)
Other non-current liabilities	370	(242)
Net cash used in operating activities	(71,791)	(27,757)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, equipment and software	(25,699)	(25,121)
Cash paid for acquisitions, net of acquired cash	(66,435)	(12,208)
Net cash used in investing activities	(92,134)	(37,329)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the exercise of stock options and public warrants	3,147	978
Proceeds from long-term revolving line of credit	15,000
Proceeds from long-term secured term loan	98,895
Repayments on long-term revolving line of credit	(15,000)
Net Proceeds from issuance of Series E-1 Preferred Stock		20,500
Proceeds from Business Combination and PIPE Investment, net of transaction costs	728,255
Repurchase of shares and options from management	(30,358)
Net cash provided by financing activities	799,939	21,478
Effect of exchange rate changes on cash and cash equivalents	2,128	(153)
Net increase (decrease) in cash and cash equivalents and restricted cash	638,142	(43,761)
Cash and cash equivalents, and restricted cash, beginning of period	53,933	97,694
Cash and cash equivalents, and restricted cash, end of period	692,075	53,933
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	3,991
Cash refunds/(paid) for income taxes	(1,842)	300
Unpaid purchases of property, equipment and software	938	2,090
Unpaid transaction costs	27
Issuance of common stock warrants and accrued issuance costs in connection with loan and security agreement		677
Right-of-use assets obtained in exchange for new operating lease liabilities	3,916	2,410
Issuance of common stock in connection with acquisition, at fair value	11,568
Contingent consideration assumed at acquisitions	7,300
Warrants assumed as part of Business Combination	48,149
Prepaid expenses assumed as part of Business Combination	$ 219